14. Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future minimum operating lease payment schedule
As of December 31,	Total Operating Leases
2016	$98,645
2017	102,604
2018	106,563
2019	8,908
Total minimum lease payments	$316,720